Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Israel	$ (20,004)	$ (19,241)
Foreign	39	208
Total	(19,965)	(19,033)
Income tax expense was as follows:
Foreign	73	84
Total current tax expense	73	84
Deferred:
Foreign	3	(9)
Total deferred tax expense	3	(9)
Total income tax expense	$ 76	$ 75